ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of the Components of Accumulated Other Comprehensive Income

A summary of the components of Accumulated other comprehensive income (“AOCI”) is presented below:

	Total	Cumulative Foreign Currency Translation Adjustment	Unrealized Gains and Losses on Derivatives and Short-term Investments
December 31, 2016	$6,151	$6,269	$(118)

Other comprehensive loss	(211)	(211)	—
Amounts reclassified from AOCI	119	—	119

Net current period other comprehensive (loss) income	(92)	(211)	119

December 31, 2017	$6,059	$6,058	$1

Other comprehensive loss before reclassifications	(2,629)	(2,629)	—
Unrealized net loss related to short-term investments	(2)	—	(2)

Net current period other comprehensive loss	(2,631)	(2,629)	(2)

December 31, 2018	$3,428	$3,429	$(1)